RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 3 – RELATED PARTY TRANSACTIONS

The Company’s President and shareholders have advanced funds to the Company for working capital purposes since the Company’s inception in February 2009.  No formal repayment terms or arrangements exist and the Company is not accruing interest on these advances. As of December 31, 2016 and 2015, all advances had been repaid.

Accrued expenses related primarily to travel reimbursements due related parties as of December 31, 2016 and 2015 was $15,755 and $12,716, respectively.

On March 23, 2015, we issued Mr. Londoner an aggregate of 169,334 shares of common stock in exchange for 200 shares of our Series C 9% Convertible Preferred Stock and accrued dividends.

On April 30, 2015, Mr. Chaussy was granted 150,000 shares of common stock at a cost basis of $2.90 per share for his 2013-2015 performance. One half of the shares vested immediately; the second half vests on January 1, 2016 and were subsequently issued on January 6, 2016.

On October 19, 2015, we entered into a consulting agreement with Dr. Holzer.  Pursuant to the consulting agreement, Dr. Holzer is to provide certain consulting services in connection with the development and commercialization of our products, in exchange for a stock option for the purchase of 100,000 shares of common stock, vesting 50% on the first anniversary of the grant date and the remaining 50% on the second anniversary of the grant date, at an exercise price of $1.56 per share and termination date of October 19, 2025.

On October 23, 2015, as part of a private placement transaction of our common stock and warrants, a related party purchased an aggregate of 66,667 shares of common stock and a warrant to purchase 33,334 shares of common stock for an aggregate purchase price of $100,000.

On November 18, 2015, as part of a private placement transaction of our common stock and warrants, Donald E. Foley purchased an aggregate of 200,000 shares of common stock and a warrant to purchase 100,000 shares of common stock for an aggregate purchase price of $300,000.

On May 4, 2016, Mr. Londoner and Mr. Chaussy were granted 250,000 and 200,000 shares of common stock at a cost basis of $1.93 per share for their 2016 performance, respectively. The granted shares vested immediately.

On December 8, 2016, Mr. Londoner and Mr. O’Donnell each were granted 41,500 shares of common stock at a cost basis of $1.36 per share for their 2016 performance. The granted shares vested immediately and were subsequently issued in 2017.

On December 8, 2016 Mr. Cash and Mr. Tanaka each were granted 20,875 shares of common stock at a cost basis of $1.36 per share for their 2016 performance. The granted shares vested immediately and were subsequently issued in 2017.

On December 8, 2016 Mr. Zeldis and Mr. Weild each were granted options to purchase 50,000 shares of common stock at a cost basis of $1.36 per share for their 2016 performance. The granted options vested as of December 22, 2016 and are exercisable for a ten year term.

On December 8, 2016 Mr. Gallagher and Mr. Foley each were granted options to purchase 25,000 shares of common stock at a cost basis of $1.36 per share for their 2016 performance. The granted options vested as of December 22, 2016 and are exercisable for a ten year term.